Subsequent Events	12 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
23.	SUBSEQUENT EVENTS

The Group has evaluated subsequent events through the issuance of the consolidated financial statements and no subsequent event has been identified that would have required adjustment or disclosure in the consolidated financial statements.